Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of Trade and Other Receivables

	2016 $	2015 $
Unbilled revenues	4,095	1,075
Refundable tax credits	1,514	754
Leasehold incentives receivable	1,452	1,554
Other receivables	1,062	433
Trade receivables	1,016	1,701
Sales tax receivable	460	572
	9,599	6,089